CONTINGENCIES	12 Months Ended
Dec. 31, 2025
CONTINGENCIES
CONTINGENCIES

23.  CONTINGENCIES

There are a number of legal proceedings against the Corporation that are pending. Management of the Corporation does not expect the outcome to have a material adverse effect on the Corporation’s results or on its financial position. Management has established provisions for claims or actions considering the facts of each case. The Corporation cannot determine when and if any payment will be made related to these legal proceedings.